Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 3,439,902			¥ 3,943,240
Minimum TLAC ratio, required by end of the period over risk weighted assets	18.00%
Minimum TLAC ratio, required by end of the period over leverage ratio denominator	6.75%
Basel III
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 358,000
Bonds for TLAC | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	162,080		€ 1,000
Bonds for TLAC | Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	710,220	$ 4,750
Subordinated Tier 2 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 363,000